As filed with the Securities and Exchange Commission on May 20, 2019

Securities Act File No. 33-66262

Investment Company Act File No. 811-07896

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 47	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 48	X

GAMCO GLOBAL SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.	Thomas A. DeCapo, Esq.
GAMCO Global Series Funds, Inc.	Skadden, Arps, Slate,	Skadden, Arps, Slate,
One Corporate Center	Meagher & Flom LLP	Meagher & Flom LLP
Rye, New York 10580-1422	Four Times Square	500 Boylston Street
	New York, New York 10036	Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b); or
on [ ] pursuant to paragraph (b); or
60 days after filing pursuant to paragraph (a)(1); or
on [ ] pursuant to paragraph (a)(1); or
75 days after filing pursuant to paragraph (a)(2); or
on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GAMCO GLOBAL SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 20th day of May, 2019.

GAMCO GLOBAL SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 20, 2019

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	May 20, 2019

/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	May 20, 2019

John D. Gabelli* John D. Gabelli	Director	May 20, 2019

E. Val Cerutti* E. Val Cerutti	Director	May 20, 2019

Anthony J. Colavita* Anthony J. Colavita	Director	May 20, 2019

Werner Roeder, MD* Werner Roeder, MD	Director	May 20, 2019

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 20, 2019

Salvatore J. Zizza* Salvatore J. Zizza	Director	May 20, 2019

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No. Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase